Balance Sheet Details (Tables)	9 Months Ended	12 Months Ended
	Apr. 30, 2014	Jul. 31, 2013
Balance Sheet Details [Abstract]
Schedule Of Inventories

	April 30,	July 31,
	2014	2013
Raw materials	$68,000	$70,000
Finished goods	319,000	295,000
	$387,000	$365,000

	July 31,
	2013	2012
Raw materials	$70,000	$476,000
Finished goods	295,000	178,000
	$365,000	$654,000

Schedule Of Property Plant And Equipment

	July 31,
	2013	2012
Computers and equipment	$921,000	$909,000
Furniture and fixtures	21,000	21,000
Leasehold improvements	622,000	622,000
	1,564,000	1,552,000
Less accumulated depreciation	(1,418,000)	(1,295,000)
	$146,000	$257,000

Schedule of Patents

	July 31,
	2013	2012
Patents	$3,389,000	$3,773,000
Less accumulated amortization	(1,959,000)	(1,823,000)
	$1,430,000	$1,950,000